AUDITORS’ REMUNERATION (Tables)	12 Months Ended
Jun. 30, 2021
SCHEDULE OF AUDITOR’S REMUNERATION

	Consolidated
	2021 $	2020 $	2019 $
Audit and assurance services
PricewaterhouseCoopers in respect of:
Audit (1)	72,500	274,000	288,000
Audit related fees (2)	—	200,000	—
Tax fees (3)	—	—	—
All other fees (4)	—	—	—
Grant Thornton Audit Pty Ltd in respect of:
Audit (1)	168,333	—	—
Audit related fees (2)	—	—	—
Tax fees (3)	—	—	—
All other fees (4)	65,000	—	—
Other audit firms in respect of:
Audit of the Financial Reports of subsidiaries	—	—	—
Total remuneration in respect of audit services	305,833	474,000	288,000

(1)	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.

(2)	Audit related fees consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client. Included in the balance are amounts related to additional regulatory filings during the 2020 financial year. All services provided are considered audit services for the purpose of SEC classification.

(3)	Tax fees include fees for all tax services other than those included in “Audit Fees” and “Audit-Related Fees”. This category includes fees for tax compliance, tax advice and tax planning.

(4)	All other fees consist of fees billed for financial and information technology due diligence services in respect of the Company’s acquisition of the business and assets associated with the EasyDNA brand that completed on August 13th, 2021.